Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE
VARIABLE PORTFOLIO FUNDS


PROSPECTUS MAY 1, 2009


RiverSource Partners Variable Portfolio - Fundamental Value Fund
RiverSource Partners Variable Portfolio - Select Value Fund
RiverSource Partners Variable Portfolio - Small Cap Value Fund
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Dynamic Equity Fund
  (formerly known as RiverSource Variable Portfolio - Large Cap Equity Fund) RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - High Yield Bond Fund

RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund Seligman Variable Portfolio - Growth Fund
  (formerly known as RiverSource Variable Portfolio - Growth Fund)
Seligman Variable Portfolio - Larger-Cap Value Fund
  (formerly known as RiverSource Variable Portfolio - Large Cap Value Fund) Seligman Variable Portfolio - Smaller-Cap Value Fund
  (formerly known as RiverSource Variable Portfolio - Small Cap
  Advantage Fund)
Threadneedle Variable Portfolio - Emerging Markets Fund
Threadneedle Variable Portfolio - International Opportunity Fund



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- APRIL 15, 2009


 FUND                                                       PROSPECTUS DATE            FORM #
RiverSource Cash Management Fund                                 Sept. 29, 2008   S-6320-99 AF
RiverSource Tax-Exempt Money Market Fund                          Feb. 27, 2009   S-6433-99 AF
RiverSource Variable Portfolio-Cash Management Fund     May 1, 2008/May 1, 2009   S-6466-99 AC/AD


On October 6, 2008, the RiverSource Funds listed above (each a "Fund" and collectively the "Funds") applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), through December 18, 2008 (the "Initial Term"), after obtaining the approval of the Board of Directors/Trustees (the "Board"), including a majority of the independent directors/trustees. On December 2, 2008, the Board approved the Funds' participation in an extension of the Program through April 30, 2009 (the "First Extended Term"). On April 8, 2009, the Board approved the Funds' participation in an extension of the Program through September 18, 2009 (the "Second Extended Term"). Each Fund filed an extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on September 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on September 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on September 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on September 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after September 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect to a Fund if the Board of the Fund makes a determination to liquidate that Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

The cost to participate in the Second Extended Term of the Program from May 1, 2009 through September 18, 2009 requires a payment to the U.S. Department of Treasury in the amount of 0.023% of the net asset value of RiverSource Cash Management Fund, 0.015% of the net asset value of RiverSource Tax-Exempt Money Market Fund and 0.023% of the net asset value of RiverSource Variable Portfolio -- Cash Management Fund as of the close of business on September 19, 2008. The cost to participate in the Second Extended Term will initially be borne by the Funds without regard to any contractual expense limitation currently in effect between the investment manager and its affiliates and the Funds. However, to the extent the investment manager voluntarily limits the expenses of a Fund for the purposes of supporting its yield, the cost to participate in the Second Extended Term may be absorbed by the investment manager. The payment to participate in the Second Extended Term of the Program is in addition to payments to the U.S. Department of Treasury to participate in the Initial Term and the First Extended Term of the Program. The Program will expire after the close of business on September 18, 2009.

For additional information on the program, visit the U.S Treasury Department's website at www.ustreas.gov.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
S-6320-1 E (4/09)

TABLE OF CONTENTS



THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS.............................................   3P
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO --
  FUNDAMENTAL VALUE FUND.............................................................   3p
Objective............................................................................   3p
Principal Investment Strategies......................................................   3p
Principal Risks......................................................................   4p
Past Performance.....................................................................   5p
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SELECT VALUE FUND.........................   6P
Objective............................................................................   6p
Principal Investment Strategies......................................................   6p
Principal Risks......................................................................   6p
Past Performance.....................................................................   8p
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO --
  SMALL CAP VALUE FUND...............................................................   9P
Objective............................................................................   9p
Principal Investment Strategies......................................................   9p
Principal Risks......................................................................  10p
Past Performance.....................................................................  12p
RIVERSOURCE VARIABLE PORTFOLIO -- BALANCED FUND......................................  13P
Objective............................................................................  13p
Principal Investment Strategies......................................................  13p
Principal Risks......................................................................  14p
Past Performance.....................................................................  16p
RIVERSOURCE VARIABLE PORTFOLIO -- CASH MANAGEMENT FUND...............................  17P
Objective............................................................................  17p
Principal Investment Strategies......................................................  17p
Principal Risks......................................................................  17p
Past Performance.....................................................................  18p
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND FUND..............................  19P
Objective............................................................................  19p
Principal Investment Strategies......................................................  19p
Principal Risks......................................................................  19p
Past Performance.....................................................................  21p
RIVERSOURCE VARIABLE PORTFOLIO --
  DIVERSIFIED EQUITY INCOME FUND.....................................................  22P
Objective............................................................................  22p
Principal Investment Strategies......................................................  22p
Principal Risks......................................................................  22p
Past Performance.....................................................................  24p
RIVERSOURCE VARIABLE PORTFOLIO -- DYNAMIC EQUITY FUND................................  25P
Objective............................................................................  25p
Principal Investment Strategies......................................................  25p
Principal Risks......................................................................  25p
Past Performance.....................................................................  27p
RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL BOND FUND...................................  28P
Objective............................................................................  28p
Principal Investment Strategies......................................................  28p
Principal Risks......................................................................  28p
Past Performance.....................................................................  30p
RIVERSOURCE VARIABLE PORTFOLIO --
  GLOBAL INFLATION PROTECTED SECURITIES FUND.........................................  31P
Objective............................................................................  31p
Principal Investment Strategies......................................................  31p
Principal Risks......................................................................  31p
Past Performance.....................................................................  33p
RIVERSOURCE VARIABLE PORTFOLIO -- HIGH YIELD BOND FUND...............................  35P
Objective............................................................................  35p
Principal Investment Strategies......................................................  35p
Principal Risks......................................................................  36p
Past Performance.....................................................................  38p
RIVERSOURCE VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND..........................  39P
Objective............................................................................  39p
Principal Investment Strategies......................................................  39p
Principal Risks......................................................................  39p
Past Performance.....................................................................  42p
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP GROWTH FUND................................  43P
Objective............................................................................  43p
Principal Investment Strategies......................................................  43p
Principal Risks......................................................................  43p
Past Performance.....................................................................  44p
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP VALUE FUND.................................  45P
Objective............................................................................  45p
Principal Investment Strategies......................................................  45p
Principal Risks......................................................................  45p
Past Performance.....................................................................  47p
RIVERSOURCE VARIABLE PORTFOLIO -- S&P 500 INDEX FUND.................................  48P
Objective............................................................................  48p
Principal Investment Strategies......................................................  48p
Principal Risks......................................................................  48p
Past Performance.....................................................................  49p
RIVERSOURCE VARIABLE PORTFOLIO --
  SHORT DURATION U.S. GOVERNMENT FUND................................................  50P
Objective............................................................................  50p
Principal Investment Strategies......................................................  50p
Principal Risks......................................................................  50p
Past Performance.....................................................................  52p
SELIGMAN VARIABLE PORTFOLIO -- GROWTH FUND...........................................  53P
Objective............................................................................  53p
Principal Investment Strategies......................................................  53p
Principal Risks......................................................................  53p
Past Performance.....................................................................  55p
SELIGMAN VARIABLE PORTFOLIO -- LARGER-CAP VALUE FUND.................................  56P
Objective............................................................................  56p
Principal Investment Strategies......................................................  56p
Principal Risks......................................................................  56p
Past Performance.....................................................................  58p




                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    1 p

SELIGMAN VARIABLE PORTFOLIO --
  SMALLER-CAP VALUE FUND.............................................................  59P
Objective............................................................................  59p
Principal Investment Strategies......................................................  59p
Principal Risks......................................................................  59p
Past Performance.....................................................................  61p
THREADNEEDLE VARIABLE PORTFOLIO -- EMERGING MARKETS FUND.............................  62P
Objective............................................................................  62p
Principal Investment Strategies......................................................  62p
Principal Risks......................................................................  62p
Past Performance.....................................................................  64p
THREADNEEDLE VARIABLE PORTFOLIO --
  INTERNATIONAL OPPORTUNITY FUND.....................................................  65P
Objective............................................................................  65p
Principal Investment Strategies......................................................  65p
Principal Risks......................................................................  65p
Past Performance.....................................................................  67p
FEES AND EXPENSES....................................................................  68P
OTHER INVESTMENT STRATEGIES AND RISKS................................................  71P
FUND MANAGEMENT AND COMPENSATION.....................................................  72P
BUYING AND SELLING SHARES............................................................  85P
Pricing and Valuing of Fund Shares...................................................  85p
Purchasing Shares....................................................................  85p
Transferring/Selling Shares..........................................................  85p
Market Timing........................................................................  85p
DISTRIBUTIONS AND TAXES..............................................................  86P
FINANCIAL HIGHLIGHTS.................................................................  87P





RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Seligman Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation portfolios (the "funds" or the "RiverSource Variable Portfolio Funds") and the portfolios of Seligman Portfolios, Inc. share the same Board of Directors/Trustees (the Board) and are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies. The RiverSource Family of Funds also includes mutual funds available for direct investment. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.






 2 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this prospectus refer to RiverSource Partners Variable Portfolio - Fundamental Value Fund, RiverSource Partners Variable Portfolio - Select Value Fund, RiverSource Partners Variable Portfolio - Small Cap Value Fund, RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable
Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, Seligman Variable Portfolio - Growth Fund, Seligman Variable
Portfolio - Larger-Cap Value Fund, Seligman Variable Portfolio - Smaller-Cap Value Fund, Threadneedle Variable Portfolio - Emerging Markets Fund and Threadneedle Variable Portfolio - International Opportunity Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.

Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics:

- Proven track record

- Significant alignment of interest in business

- Smart application of technology to improve business and lower costs

- Strong balance sheet

- Low cost structure

- High returns on capital

- Non-obsolescent products/services

- Dominant or growing market share

- Global presence and brand names

After determining which companies the Subadviser wishes to own, it then turns its analysis to determining the intrinsic value of those companies' common stock. The Subadviser seeks to identify common stocks which can be purchased at attractive valuations relative to their intrinsic value. The Subadviser's goal is to invest in companies for the long term. It considers selling a company if it believes the stock's market price exceeds its estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.



                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    3 p

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (4) the risk that the financial services sector has become increasingly competitive; and (5) the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans.



 4 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


          RIVERSOURCE PARTNERS VP - FUNDAMENTAL VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                                                         +3.84%    -38.58%

                                                                                          2007      2008



During the periods shown in the bar chart, the highest return for a calendar quarter was +6.44% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -24.08% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return as of March 31, 2009 was -12.56%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    SINCE INCEPTION
RiverSource Partners VP - Fundamental Value Fund                          -38.58%        -12.66%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)         -37.00%        -11.04%(b)
Lipper Large-Cap Core Funds Index                                         -37.07%        -11.38%(b)


(a) Inception date is May 1, 2006
(b) Measurement period started May 1, 2006.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Fundamental Value Fund, a series of RiverSource Variable Portfolio - Managers Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    5 p

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, the Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range and the composition of the Russell Midcap Value Index are subject to change.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's two subadvisers, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE) (the Subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Directors, decides the proportion of the Fund's assets to be managed by each subadviser, and may change these proportions at any time.

SYSTEMATIC
Systematic's investment strategy originates with a quantitative screening of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with market capitalizations generally consistent with that of the Russell Midcap Value Index. The companies are ranked by attractive valuation and a positive earnings catalyst. A positive earnings catalyst occurs when a company exceeds flat to rising earnings estimates due to improving fundamentals, which may be and often is indicative of future stock price appreciation. The screening process generates a research focus list of approximately 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation. The fundamental analysis involves analyzing a company's income statement, financial statements and health, its management and competitive advantages, current valuation, and its competitors and markets.

Systematic expects that it will sell a stock when price appreciation causes the company valuation to meet or exceed the target valuation that is estimated internally, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise such as an unanticipated revision in a company's earnings.

WEDGE
WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks selling below a reasonable valuation level, relative to their future earnings potential. These companies must also meet their valuation and financial quality parameters. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies (market capitalizations between $1 billion and $15 billion). The fundamental value model identifies stocks with strong profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To preclude investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.

In order to capture profits, limit losses and ensure style consistency, WEDGE generally will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.



 6 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    7 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


             RIVERSOURCE PARTNERS VP - SELECT VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                                     +0.50%    +15.82%   +6.03%    -36.58%

                                                                      2005      2006      2007      2008



During the periods shown in the bar chart, the highest return for a calendar quarter was +7.23% (quarter ended March 31, 2006) and the lowest return for a calendar quarter was -25.96% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return as of March 31, 2009 was -10.45%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    SINCE INCEPTION
RiverSource Partners VP - Select Value Fund                               -36.58%         -2.43%(a)
Russell Midcap(R) Value Index (reflects no deduction for fees,
expenses or taxes)                                                        -38.44%         +0.02%(b)
Lipper Mid-Cap Value Funds Index                                          -39.71%         -1.64%(b)


(a) Inception date is Feb. 4, 2004.
(b) Measurement period started Feb. 4, 2004.

The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Select Value Fund, a series of RiverSource Variable Portfolio - Managers Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 8 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index.

BARROW HANLEY

Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.


Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

DENVER INVESTMENTS
Denver Investments' investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow; 2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investments screens this universe with a proprietary, sector-based multi-factor model. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis.

Denver Investments uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. In general, stocks with more potential upside based on the estimated intrinsic value are given higher weight.


There are four reasons Denver Investments will sell a stock:


- Estimate of intrinsic value is reached;

- Changes in fundamentals violate original investment thesis;

- More attractive investment ideas are developed; and

- Stock appreciates out of our market-cap parameters.



                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    9 p

DONALD SMITH
Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

RIVER ROAD
River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage that are undiscovered, under-followed, or misunderstood, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:


- Position size exceeds risk management guidelines (a holding will be sold when it achieves its price target or becomes too large in the portfolio);


- Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

- Unacceptable losses accumulate.

TURNER

Turner believes that consistent out-performance relative to stated benchmark may be best achieved by identifying the characteristics that drive future price out-performance, such as relative valuations or earnings growth, and by investing in companies that exhibit these predictive characteristics. Turner's investment process involves the use of four steps to evaluate stocks for investment or continued ownership.


- Turner uses a proprietary quantitative model to evaluate 72 factors and identify factors that have been predictive of future price performance during the previous three years by economic sector.

- Turner then ranks all companies in the universe relative to one another based on the predictive characteristics by sector.

- Next, a diversified portfolio of the best ranked companies is constructed by utilizing proprietary portfolio optimization and diversification tools.


- The portfolio is rebalanced regularly using program trades that minimize "implementation shortfall" at a minimum cost.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore the value of its stocks or bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.



 10 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    11 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


           RIVERSOURCE PARTNERS VP - SMALL CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                       -12.13%   +37.86%   +20.01%   +5.77%    +20.25%   -4.90%    -31.57%

                                        2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.49% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -11.60%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
RiverSource Partners VP - Small Cap Value Fund                            -31.57%     -0.13%         +3.49%(a)
Russell 2000(R) Value Index (reflects no deduction for fees, expenses
or taxes)                                                                 -28.92%     +0.27%         +4.09%(b)
Lipper Small-Cap Value Funds Index                                        -32.82%     -0.53%         +3.74%(b)


(a) Inception date is Aug. 14, 2001.
(b) Measurement period started Aug. 14, 2001.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Small Cap Value Fund, a series of RiverSource Variable Portfolio - Managers Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 12 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:


- Evaluating the debt portion of the portfolio's total exposure to sectors, industries, issuers and securities relative to the Barclays Capital U.S. Aggregate Bond Index (the Index).


- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of March 31, 2009 was 3.73 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a debt security, the investment manager considers, among other factors:


- The debt portion of the portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.



- Whether our assessment of the credit quality of an issuer is changed or is vulnerable to a change.


- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    13 p

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, liquidity risk and leverage risk.


Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.



 14 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    15 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                   RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         +14.84%   -2.31%    -10.59%   -12.92%   +20.26%   +9.59%    +3.92%    +14.38%   +1.74%    -29.92%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +12.44% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -16.31% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -5.69%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Balanced Fund                                            -29.92%     -1.46%     -0.25%
Russell 1000(R) Value Index (reflects no deduction for fees, expenses
or taxes)                                                                 -36.85%     -0.79%     +1.36%
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                        +5.24%     +4.65%     +5.63%
Blended Index (reflects no deduction for fees, expenses or taxes)         -21.96%     +1.57%     +3.34%
Lipper Balanced Funds Index                                               -26.18%     +0.12%     +1.53%


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index), an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Barclays Capital Aggregate Bond Index.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Balanced Fund, a series of RiverSource Variable Portfolio - Managed Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 16 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments.

- Limits its average portfolio maturity to ninety days or less.

- Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

REINVESTMENT RISK. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    17 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)



         +4.73%    +5.83%    +3.74%    +1.14%    +0.51%    +0.74%    +2.61%    +4.49%    +4.75%    +2.31%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).


The Fund's year-to-date return at March 31, 2009 was +0.05%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                          1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Cash Management Fund                                     +2.31%     +2.97%     +3.07%


For current 7-day yield information, call (888) 791-3380.

Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Money Market Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.



 18 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:


- Evaluating the portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.


- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


- Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2009, was 3.73 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.


- The portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.



- Whether our assessment of the credit quality of an issuer has changed or is vulnerable to a change.


- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    19 p

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, liquidity risk and correlation risk.


Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



 20 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


               RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         +1.70%    +5.41%    +7.67%    +5.53%    +4.48%    +4.48%    +2.12%    +4.41%    +5.20%    -6.32%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +3.51% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -2.82% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was +2.63%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                          1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Diversified Bond Fund                                    -6.32%     +1.89%     +3.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for
fees, expenses or taxes)                                                  +5.24%     +4.65%     +5.63%
Lipper Intermediate Investment Grade Index                                -4.71%     +2.28%     +4.24%


The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index), an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    21 p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:
  - effective management, as demonstrated by overall performance;
  - financial strength; and
  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.



 22 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    23 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


           RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                   -0.78%    +2.14%    -19.03%   +41.16%   +18.20%   +13.50%   +19.75%   +8.02%    -40.47%

                    2000      2001      2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.96% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -12.44%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
RiverSource VP - Diversified Equity Income Fund                           -40.47%     +0.65%         +2.46%(a)
Russell 1000(R) Value Index (reflects no deduction for fees, expenses
or taxes)                                                                 -36.85%     -0.79%         +0.98%(b)
Lipper Equity Income Funds Index                                          -35.40%     -1.19%         +0.19%(b)


(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Sept. 15, 1999.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Diversified Equity Income Fund, a series of RiverSource Variable Portfolio - Managed Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 24 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index.

In selecting stocks for the Fund to purchase or to sell, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

- Limits on positions relative to weightings in the benchmark index.

- Limits on sector and industry allocations relative to the benchmark index.

- Limits on size of holdings relative to market liquidity.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    25 p

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.



 26 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                RIVERSOURCE VP - DYNAMIC EQUITY FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         +23.75%   -17.46%   -18.11%   -22.03%   +29.22%   +5.88%    +6.18%    +15.28%   +2.93%    -42.16%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +19.01% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -24.22% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -13.16%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                             1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Dynamic Equity Fund        -42.16%     -5.05%     -4.21%
S&P 500 Index (reflects no deduction
for fees, expenses or taxes)                -37.00%     -2.19%     -1.38%
Russell 3000(R) Index (reflects no
deduction for fees, expenses or taxes.)     -37.31%     -1.95%     -0.80%
Russell 1000(R) Index (reflects no
deduction for fees, expenses or taxes)      -37.60%     -2.04%     -1.09%
Lipper Large-Cap Core Funds Index           -37.07%     -2.73%     -1.90%


The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 3000(R) Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market value.

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

Effective Nov. 1, 2008, the Russell 1000 Index is replaced with the S&P 500 Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the S&P 500 Index will be included.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Large Cap Equity Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    27 p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:
- Considering opportunities and risks by credit rating and currency.

- Identifying investment-grade U.S. and foreign bonds.

- Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued.

- The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, liquidity risk and correlation risk.


Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.



 28 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    29 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                  RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         -4.40%    +3.24%    +1.34%    +14.98%   +13.01%   +10.03%   -4.99%    +6.73%    +7.65%    -0.44%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -4.40% (quarter ended Sept. 30, 2008).


The Fund's year-to-date return at March 31, 2009 was -1.99%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                           1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Global Bond Fund          -0.44%     +3.64%     +4.51%
Barclays Capital Global Aggregate
Index
(reflects no deduction for fees,
expenses or taxes)                         +4.79%     +5.01%     +5.22%
Lipper Global Income Funds Index           -7.54%     +2.48%     +4.03%


The Barclays Capital Global Aggregate Index (formerly known as the Lehman Brothers Global Aggregate Index), an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Global Bond Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 30 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

- Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

- Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.


- The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Barclays Capital World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% of the Barclays Capital U.S. Government Inflation-Linked Bond Index which, as of March 31, 2009, was 8.76 years on an unadjusted basis, and 7.18 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.


The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    31 p

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



 32 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


     RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)



                                                                     +2.80%    +1.19%    +7.93%    +0.14%

                                                                      2005      2006      2007      2008



During the periods shown in the bar chart, the highest return for a calendar quarter was +4.13% (quarter ended March 31, 2008) and the lowest return for a calendar quarter was -2.39% (quarter ended Sept. 30, 2008).


The Fund's year-to-date return as of March 31, 2009 was +1.72%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                          1 YEAR    SINCE INCEPTION
RiverSource VP - Global Inflation Protected Securities Fund               +0.14%           +3.44%(a)
Barclays Capital World Government Inflation-Linked Bond Index
(reflects no deduction for fees, expenses or taxes)                       +0.50%           +4.58%(b)
Barclays Capital U.S. Government Inflation-Linked Bond Index
(reflects no deduction for fees, expenses or taxes)                       -1.71%           +4.48%(b)
Barclays Capital Global Inflation-Linked Index                            -7.69%           +4.18%(b)
Blended Index (reflects no deduction for fees, expenses or taxes)         +0.04%           +4.60%(b)



(a) Inception date is Sept. 13, 2004.
(b) Measurement period started Sept. 13, 2004.




Barclays Capital World Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.



Barclays Capital U.S. Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.



Barclays Capital Global Inflation-Linked Index (formerly known as the Lehman Brothers Global Inflation-Linked Index) is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden and France. The index reflects reinvestment of all distributions and changes in market prices.



The Blended Index consists of 50% Barclays Capital World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    33 p

Effective May 1, 2009, the Barclays Capital Global Inflation-Linked Index is replaced with the Barclays Capital World Government Inflation-Linked Bond Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the Barclays Capital World Government Inflation-Linked Bond Index will be included.





Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, a series of RiverSource Variable
Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 34 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, aggressively seeks to earn a high total return, choosing investments by:

- Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

- Identifying companies that:

- have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

- have growth potential, or

- have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    35 p

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loans at prices approximating the value previously placed on them.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, liquidity risk, hedging risk and correlation risk.


Hedging Risk. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation Risk. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.



 36 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    37 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         +6.24%    -9.31%    +4.93%    -6.58%    +25.17%   +11.40%   +4.02%    +10.81%   +1.86%    -25.19%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.01% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was +4.43%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    10 YEARS
RiverSource VP - High Yield Bond Fund                                     -25.19%     -0.43%     +1.47%
JP Morgan Global High Yield Index (reflects no deduction for fees,
expenses or taxes)                                                        -26.83%     -0.72%     +2.58%
Lipper High Current Yield Bond Funds Index                                -28.84%     -1.87%     +0.49%


The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - High Yield Bond Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 38 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund's net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer or the security continues to meet the standards described above.

- A sector or industry is experiencing change.

- The interest rate or economic outlook changes.

- A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    39 p

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk" may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk, counterparty credit risk, leverage risk and liquidity risk.


Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.



 40 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    41 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


             RIVERSOURCE VP - INCOME OPPORTUNITIES FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                                     +3.33%    +7.98%    +2.65%    -18.82%

                                                                      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -13.35% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return as of March 31, 2009 was +6.57%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                           1 YEAR    SINCE INCEPTION
RiverSource VP - Income Opportunities Fund                                -18.82%         +0.54%(a)
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index
(reflects no deduction for fees, expenses or taxes)                       -23.23%         -0.32%(b)
Lipper High Current Yield Bond Funds Index                                -28.84%         -2.02%(b)


(a) Inception date is June 1, 2004.
(b) Measurement period started June 1, 2004.

The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Income Opportunities Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 42 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by, among other things:

- Analyzing a company's:

  - management's track record;

  - financial strength;

  - growth potential (on average, a company's expected ability to generate future earnings growth of at least 15% per year); and

  - competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    43 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                       -13.76%   +22.57%   +9.10%    +10.13%   -0.07%    +13.74%   -44.84%

                                        2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -28.83% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was +3.81%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
RiverSource VP - Mid Cap Growth Fund                                      -44.84%     -5.51%         -3.06%(a)
Russell Midcap(R) Growth Index (reflects no deduction for fees,
expenses or taxes)                                                        -44.32%     -2.33%         -2.41%(b)
Lipper Mid-Cap Growth Funds Index                                         -44.04%     -1.18%         -2.63%(b)


(a) Inception date is May 1, 2001.
(b) Measurement period started May 1, 2001.

The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Mid Cap Growth Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 44 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    45 p

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.



 46 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                 RIVERSOURCE VP - MID CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                                               +15.32%   +10.35%   -45.10%

                                                                                2006      2007      2008



During the periods shown in the bar chart, the highest return for a calendar quarter was +10.34%. (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -28.69%. (quarter ended Dec. 31, 2008).


The Fund's year-to-date return as of March 31, 2009 was -11.20%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    SINCE INCEPTION
RiverSource VP - Mid Cap Value Fund                                       -45.10%         -5.09%(a)
Russell Midcap(R) Value Index (reflects no deduction for fees,
expenses or taxes)                                                        -38.44%         -4.90%(b)
Lipper Mid-Cap Value Funds Index                                          -39.71%         -5.35%(b)


(a) Inception date is May 2, 2005.
(b) Measurement period started May 2, 2005.

The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Mid Cap Value Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    47 p

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.



The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. The Fund, as an index fund, has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of its index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the S&P 500 to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.



The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in an index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing so would be a cost efficient way of approximating the performance of the S&P 500 for example, in anticipation of a stock being added to the Index.



The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Trustees (Board) will consider alternative arrangements.


The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


- The security continues to be included in the S&P 500.


- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).


- A company's market weighting otherwise changes with respect to the S&P 500.


- Timing of cash flows in and out of the Fund require the investment manager to sell a security.


For more information on investment strategies and the S&P 500, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.



 48 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                 RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                             -12.46%   -22.42%   +27.99%   +10.27%   +4.40%    +15.27%   +5.01%    -37.10%

                              2001      2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.84% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -11.00%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
RiverSource VP - S&P 500 Index Fund                                       -37.10%     -2.60%         -4.24%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)         -37.00%     -2.19%         -3.77%(b)
Lipper S&P 500 Objective Funds Index                                      -37.08%     -2.41%         -4.02%(b)


(a) Inception date is May 1, 2000.
(b) Measurement period started May 1, 2000.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - S&P 500 Index Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    49 p

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, chooses investments by:

- Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The investment manager wishes to lock-in profits.

- Changes in the interest rate or economic outlook.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.



 50 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    51 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


        RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                   +8.47%    +6.29%    +5.83%    +1.52%    +0.85%    +1.58%    +3.84%    +5.33%    -2.64%

                    2000      2001      2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -1.94% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was +1.65%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                          1 YEAR    5 YEARS    SINCE INCEPTION
RiverSource VP - Short Duration U.S. Government Fund                      -2.64%     +1.75%         +3.35%(a)
Barclays Capital 1-3 Year Government Index
(reflects no deduction for fees, expenses or taxes)                       +6.66%     +4.11%         +4.94%(b)
Lipper Short U.S. Government Funds Index                                  +3.46%     +3.13%         +4.10%(b)


(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Sept. 15, 1999.

The Barclays Capital 1-3 Year Government Index (formerly known as the Lehman Brothers 1-3 Year Government Index), an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Short Duration U.S. Government Fund, a series of RiverSource Variable Portfolio - Income Series Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 52 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index. RiverSource Investments, LLC (the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments.


In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- Strong or improving company fundamentals;

- Strong management;

- Market earnings expectations are at or below the investment manager's estimates;

- Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

- Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

- Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

- The company fundamentals have deteriorated;

- The company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued); or

- The investment manager's price target has been met.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty Credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    53 p

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



 54 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                      SELIGMAN VP - GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                   -19.30%   -30.95%   -26.10%   +21.43%   +8.43%    +8.61%    +11.08%   +3.07%    -44.35%

                    2000      2001      2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2009 was -3.77%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
Seligman VP - Growth Fund                                                 -44.35%     -5.58%         -8.20%(a)
Russell 1000(R) Growth Index (reflects no deduction for fees,
expenses or taxes)                                                        -38.44%     -3.42%         -5.52%(b)
Lipper Large-Cap Growth Funds Index                                       -41.39%     -3.99%         -6.00%(b)


(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Sept. 15, 1999.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Growth Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    55 p

SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to-book ratio;

- positive change in senior management;

- positive corporate restructuring;

- temporary setback in price due to factors that no longer exist;

- a positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund's holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- the security has become fully valued;

- the security's fundamentals have deteriorated; or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOCUSED PORTFOLIO RISK. The Fund expects to invest in a limited number of companies. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.



 56 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and, therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    57 p

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                 SELIGMAN VP - LARGER-CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                                     +4.53%    +19.07%   -0.46%    -39.46%

                                                                      2005      2006      2007      2008



During the periods shown in the bar chart, the highest return for a calendar quarter was +7.55% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -20.72% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return as of March 31, 2009 was -13.99%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    SINCE INCEPTION
Seligman VP - Larger-Cap Value Fund                                       -39.46%         -3.74%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)         -37.00%         -2.51%(b)
Russell 1000(R) Value Index (reflects no deduction for fees, expenses
or taxes)                                                                 -36.85%         -1.01%(b)
Lipper Large-Cap Value Funds Index                                        -37.00%         -2.16%(b)


(a) Inception date is Feb. 4, 2004.
(b) Measurement period started Feb. 4, 2004.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Large Cap Value Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.






 58 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to-book ratio;

- positive change in senior management;

- positive corporate restructuring;

- temporary setback in price due to factors that no longer exist;

- positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- it has become fully valued,

- its fundamentals have deteriorated, or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    59 p

FOCUSED PORTFOLIO RISK. The Fund expects to invest in a limited number of companies. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.



 60 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                SELIGMAN VP - SMALLER-CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                   +4.16%    -6.53%    -17.06%   +47.85%   +18.54%   +4.83%    +11.69%   -4.19%    -38.59%

                    2000      2001      2002      2003      2004      2005      2006      2007      2008



During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -24.40% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -15.83%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
Seligman VP - Smaller-Cap Value Fund                                      -38.59%     -3.97%         +1.08%(a)
Russell 2000(R) Index (reflects no deduction for fees, expenses or
taxes)                                                                    -33.79%     -0.93%         +2.77%(b)
Lipper Small-Cap Core Funds Index                                         -35.59%     -1.01%         +4.02%(b)


(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Sept. 15, 1999.

The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Small Cap Advantage Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    61 p

THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

The Fund's portfolio management team constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund's sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

The Fund's portfolio management team constructs the portfolio by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research analyst. Stocks on the Preferred List are selected by:

  - Analyzing returns on invested capital for the largest companies within each sector;

  - Assessing valuations; and

  - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.



 62 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    63 p

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


               THREADNEEDLE VP - EMERGING MARKETS FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                             -1.38%    -5.44%    +40.34%   +24.15%   +33.80%   +33.90%   +38.11%   -53.71%

                              2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +22.84% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -29.11% (quarter ended Dec. 31, 2008).


The Fund's year-to-date return at March 31, 2009 was -1.10%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    SINCE INCEPTION
Threadneedle VP - Emerging Markets Fund                                   -53.71%     +7.30%         +3.67%(a)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses
or taxes)                                                                 -53.18%     +8.02%         +5.37%(b)
Lipper Emerging Markets Funds Index                                       -54.76%     +6.30%         +4.66%(b)


(a) Inception date is May 1, 2000.
(b) Measurement period started May 1, 2000.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Emerging Markets Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




 64 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

  - Evaluating the opportunities and risks within regions and sectors;

  - Assessing valuations; and

  - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

  The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    65 p

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.



 66 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


          THREADNEEDLE VP - INTERNATIONAL OPPORTUNITY FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         +45.63%   -24.93%   -28.69%   -18.25%   +28.07%   +17.41%   +13.86%   +24.17%   +12.68%   -40.43%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2009 was -11.61%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                           1 YEAR    5 YEARS    10 YEARS
Threadneedle VP - International Opportunity Fund                          -40.43%     +2.18%     -0.95%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)       -43.06%     +2.10%     +1.18%
Lipper International Large-Cap Core Funds Index                           -43.31%     +1.26%     +1.73%


The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - International Opportunity Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    67 p

FEES AND EXPENSES




The summary below describes the Funds' fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Funds. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy, which are disclosed in your separate annuity contract or life insurance policy prospectus. If the additional fees or sales charges imposed by your annuity contract or life insurance policy were reflected, it would increase overall expenses.



The annual fund operating expenses in the table below are based on expenses incurred during a Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund's average net assets during the period. The expense ratios have not been adjusted to reflect a Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, a Fund's assets may be lower or higher than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, a Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, may be higher or lower than are expressed in the expense table below. To the extent the investment manager and its affiliates have agreed to waive fees and/or cap (reimburse) expenses for a Fund, the impact that any decrease in the Fund's assets will have on the Fund's total annual (net) operating expenses in the current fiscal year will be limited.




 ANNUAL FUND OPERATING EXPENSES



As a percentage of average daily net assets:
                                         Distribution                     Total                             Total annual
                            MANAGEMENT  and/or service    Other        annual fund    Fee waiver/expense     (net) fund
FUND                          FEES(a)  (12b-1) fees(b) expenses(c) operating expenses  reimbursement(d)  operating expenses
RiverSource Partners
VP -- Fundamental Value
Fund(f)                        0.77%(k)     0.13%         0.16%           1.06%              0.02%              1.04%
RiverSource Partners
VP -- Select Value Fund(g)     0.89%(k)     0.13%         3.33%           4.35%              3.10%              1.25%
RiverSource Partners
VP -- Small Cap Value
Fund(h)                        0.95%(k)     0.13%         0.19%           1.27%              0.05%              1.22%
RiverSource VP -- Balanced
Fund                           0.42%(l)     0.13%         0.16%           0.71%              0.00%              0.71%
RiverSource VP -- Cash
Management Fund                0.32%        0.13%         0.17%           0.62%              0.00%              0.62%
RiverSource
VP -- Diversified Bond
Fund                           0.44%        0.13%         0.15%           0.72%              0.00%              0.72%
RiverSource
VP -- Diversified Equity
Income Fund                    0.59%(k)     0.13%         0.14%           0.86%              0.00%              0.86%
RiverSource VP -- Dynamic
Equity Fund                    0.44%(l)     0.13%         0.15%           0.72%              0.00%              0.72%
RiverSource VP -- Global
Bond Fund                      0.66%        0.13%         0.18%           0.97%              0.01%              0.96%
RiverSource VP -- Global
Inflation Protected
Securities Fund                0.44%        0.13%         0.17%           0.74%              0.00%              0.74%
RiverSource VP -- High
Yield Bond Fund                0.59%        0.13%         0.17%           0.89%              0.00%              0.89%
RiverSource VP -- Income
Opportunities Fund             0.61%        0.13%         0.18%           0.92%              0.00%              0.92%
RiverSource VP -- Mid Cap
Growth Fund                    0.58%(l)     0.13%         0.17%           0.88%              0.00%              0.88%
RiverSource VP -- Mid Cap
Value Fund                     0.73%(k)     0.13%         0.18%           1.04%              0.00%              1.04%
RiverSource VP -- S&P 500
Index Fund                     0.22%        0.13%         0.19%           0.54%              0.01%              0.53%
RiverSource VP -- Short
Duration U.S. Government
Fund                           0.48%        0.13%         0.18%           0.79%              0.00%              0.79%
Seligman VP -- Growth
Fund(i)                        0.45%(l)     0.13%         0.17%           0.75%              0.00%              0.75%
Seligman VP -- Larger-Cap
Value Fund(i)                  0.48%(l)     0.13%         0.67%           1.28%              0.36%              0.92%
Seligman VP -- Smaller-Cap
Value Fund(i)                  0.62%(l)     0.13%         0.31%           1.06%              0.11%              0.95%
Threadneedle
VP -- Emerging Markets
Fund(j)                        1.15%(k)     0.13%         0.33%           1.61%              0.00%              1.61%
Threadneedle
VP -- International
Opportunity Fund(j)            0.82%(k)     0.13%         0.20%           1.15%              0.00%              1.15%
As a percentage of average daily net assets:
                                             Total
                                            fund and
                                            acquired
                            Acquired fund  fund fees
                               fees and       and
FUND                         expenses(e)  expenses(e)
RiverSource Partners
VP -- Fundamental Value
Fund(f)                         0.00%        1.04%
RiverSource Partners
VP -- Select Value Fund(g)      0.00%        1.25%
RiverSource Partners
VP -- Small Cap Value
Fund(h)                         0.05%        1.27%
RiverSource VP -- Balanced
Fund                            0.00%        0.71%
RiverSource VP -- Cash
Management Fund                 0.00%        0.62%
RiverSource
VP -- Diversified Bond
Fund                            0.00%        0.72%
RiverSource
VP -- Diversified Equity
Income Fund                     0.00%        0.86%
RiverSource VP -- Dynamic
Equity Fund                     0.02%        0.74%
RiverSource VP -- Global
Bond Fund                       0.00%        0.96%
RiverSource VP -- Global
Inflation Protected
Securities Fund                 0.00%        0.74%
RiverSource VP -- High
Yield Bond Fund                 0.00%        0.89%
RiverSource VP -- Income
Opportunities Fund              0.00%        0.92%
RiverSource VP -- Mid Cap
Growth Fund                     0.00%        0.88%
RiverSource VP -- Mid Cap
Value Fund                      0.00%        1.04%
RiverSource VP -- S&P 500
Index Fund                      0.01%        0.54%
RiverSource VP -- Short
Duration U.S. Government
Fund                            0.00%        0.79%
Seligman VP -- Growth
Fund(i)                         0.04%        0.79%
Seligman VP -- Larger-Cap
Value Fund(i)                   0.00%        0.92%
Seligman VP -- Smaller-Cap
Value Fund(i)                   0.00%        0.95%
Threadneedle
VP -- Emerging Markets
Fund(j)                         0.00%        1.61%
Threadneedle
VP -- International
Opportunity Fund(j)             0.00%        1.15%



(a) The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays RiverSource Fund Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. For RiverSource
    VP -- Cash Management Fund, also included are expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.



 68 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:

    0.99% for RiverSource Partners VP -- Fundamental Value Fund, 1.14% for RiverSource Partners VP -- Select Value Fund, 1.20% for RiverSource Partners VP -- Small Cap Value Fund, 0.96% for RiverSource VP -- Global Bond Fund, 0.74% for RiverSource VP -- Global Inflation Protected Securities Fund, 1.00% for RiverSource VP -- Mid Cap Growth Fund, 0.53% for RiverSource
    VP -- S&P 500 Index Fund, 1.04% for Seligman VP -- Larger-Cap Value Fund and 1.12% for Seligman VP -- Smaller-Cap Value Fund.
(e) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.
(f) RiverSource Investments pays Davis a fee for sub-investment advisory services.
(g) RiverSource Investments pays Systematic and WEDGE a fee for sub-investment advisory services.
(h) RiverSource Investments pays Barrow Hanley, Denver Investments, Donald Smith, River Road and Turner a fee for sub-investment advisory services.
(i) RiverSource Investments manages the funds branded "Seligman."
(j) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.
(k) Includes the impact of a performance incentive adjustment that increased the management fee by
    0.05% for RiverSource Partners VP -- Fundamental Value Fund;
    0.11% for RiverSource Partners VP -- Select Value Fund;
    0.02% for RiverSource Partners VP -- Small Cap Value Fund;
    0.02% for RiverSource VP -- Diversified Equity Income Fund;
    0.03% for RiverSource VP -- Mid Cap Value Fund;
    0.07% for Threadneedle VP -- Emerging Markets Fund; and
    0.05% for Threadneedle VP -- International Opportunity Fund.
    The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment was the Lipper Large-Cap Core Funds Index for RiverSource Partners
    VP -- Fundamental Value Fund;
    the Lipper Mid-Cap Value Funds Index for RiverSource Partners VP -- Select Value Fund;
    the Lipper Small-Cap Value Funds Index for RiverSource Partners VP -- Small Cap Value Fund;
    the Lipper Equity Income Funds Index for RiverSource VP -- Diversified Equity Income Fund;
    the Lipper Mid-Cap Value Funds Index for RiverSource VP -- Mid Cap Value
    Fund;
    the Lipper Emerging Markets Funds Index for Threadneedle VP -- Emerging Markets Fund, and the Lipper International Large-Cap Core Funds Index for Threadneedle
    VP -- International Opportunity Fund.
(l) Includes the impact of a performance incentive adjustment fee that decreased the management fee by
    0.11% for RiverSource VP -- Balanced Fund;
    0.14% for RiverSource VP -- Dynamic Equity Fund;
    0.12% for RiverSource VP -- Mid Cap Growth Fund;
    0.15% for Seligman VP -- Growth Fund;
    0.12% for Seligman VP -- Larger-Cap Value Fund; and
    0.17% for Seligman VP -- Smaller-Cap Value Fund.
    The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment was the Lipper Balanced Funds Index for RiverSource VP -- Balanced Fund;
    the Lipper Large-Cap Core Funds Index for RiverSource VP -- Dynamic Equity Fund;
    the Lipper Mid-Cap Growth Funds Index for RiverSource VP -- Mid Cap Growth Fund;
    the Lipper Large-Cap Growth Funds Index for Seligman VP -- Growth Fund;
    the Lipper Large-Cap Value Funds Index for Seligman VP -- Larger-Cap Value Fund;
    the Lipper Small-Cap Core Funds Index for Seligman VP -- Smaller-Cap Value Fund.

For RiverSource VP - Cash Management Fund, from time to time, the investment manager and its affiliates may limit the expenses of the Fund for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    69 p

EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:


FUND                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
RiverSource Partners
VP -- Fundamental Value Fund           $106      $  335     $  584     $1,297
RiverSource Partners VP -- Select
Value Fund                             $127      $1,036     $1,957     $4,313
RiverSource Partners VP -- Small
Cap Value Fund                         $129      $  414     $  720     $1,591
RiverSource VP -- Balanced Fund        $ 73      $  227     $  396     $  886
RiverSource VP -- Cash Management
Fund                                   $ 63      $  199     $  346     $  778
RiverSource VP -- Diversified
Bond Fund                              $ 74      $  230     $  401     $  898
RiverSource VP -- Diversified
Equity Income Fund                     $ 88      $  275     $  478     $1,065
RiverSource VP -- Dynamic Equity
Fund                                   $ 76      $  237     $  412     $  922
RiverSource VP -- Global Bond
Fund                                   $ 98      $  308     $  536     $1,193
RiverSource VP -- Global
Inflation Protected Securities
Fund                                   $ 76      $  237     $  412     $  922
RiverSource VP -- High Yield Bond
Fund                                   $ 91      $  284     $  494     $1,100
RiverSource VP -- Income
Opportunities Fund                     $ 94      $  366     $  634     $1,402
RiverSource VP -- Mid Cap Growth
Fund                                   $ 90      $  281     $  488     $1,089
RiverSource VP -- Mid Cap Value
Fund                                   $106      $  331     $  575     $1,276
RiverSource VP -- S&P 500 Index
Fund                                   $ 55      $  175     $  307     $  692
RiverSource VP -- Short Duration
U.S. Government Fund                   $ 81      $  253     $  440     $  982
Seligman VP -- Growth Fund             $ 81      $  253     $  440     $  982
Seligman VP -- Larger-Cap Value
Fund                                   $ 94      $  371     $  669     $1,519
Seligman VP -- Smaller-Cap Value
Fund                                   $ 97      $  327     $  527     $1,289
Threadneedle VP -- Emerging
Markets Fund                           $164      $  508     $  877     $1,916
Threadneedle VP -- International
Opportunity Fund                       $117      $  366     $  634     $1,402


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.



 70 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds
(ETFs) also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Fund's SAI and its annual and semiannual reports.



Unusual Market Conditions. During unusual market conditions, a Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "Fund Management and Compensation" for more information.



Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Funds' historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the "Financial Highlights."



Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager" section under the background of the firm. When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."



Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from RiverSource Investments and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.



Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    71 p

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource Variable Portfolio Funds and the portfolios of Seligman Portfolios, Inc.), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee for the most recent fiscal period based on the Fund's average daily net assets was the following:

                                                                   MANAGEMENT FEE FOR FISCAL PERIOD
FUND                                                                      ENDED DEC. 31, 2008
RiverSource Partners VP - Fundamental Value Fund                                 0.77%
RiverSource Partners VP - Select Value Fund                                      0.89%
RiverSource Partners VP - Small Cap Value Fund                                   0.95%
RiverSource VP - Balanced Fund                                                   0.42%
RiverSource VP - Cash Management Fund                                            0.32%
RiverSource VP - Diversified Bond Fund                                           0.44%
RiverSource VP - Diversified Equity Income Fund                                  0.59%
RiverSource VP - Dynamic Equity Fund                                             0.44%
RiverSource VP - Global Bond Fund                                                0.66%
RiverSource VP - Global Inflation Protected Securities Fund                      0.44%
RiverSource VP - High Yield Bond Fund                                            0.59%
RiverSource VP - Income Opportunities Fund                                       0.61%
RiverSource VP - Mid Cap Growth Fund                                             0.58%
RiverSource VP - Mid Cap Value Fund                                              0.73%
RiverSource VP - S&P 500 Index Fund                                              0.22%
RiverSource VP - Short Duration U.S. Government Fund                             0.48%
Seligman VP - Growth Fund                                                        0.45%
Seligman VP - Larger-Cap Value Fund                                              0.48%
Seligman VP - Smaller-Cap Value Fund                                             0.62%
Threadneedle VP - Emerging Markets Fund                                          1.15%
Threadneedle VP - International Opportunity Fund                                 0.82%


For RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners
VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, Seligman VP - Growth Fund, Seligman
VP - Larger-Cap Value Fund, Seligman VP - Smaller-Cap Value Fund, Threadneedle VP - Emerging Markets Fund, and Threadneedle VP - International Opportunity Fund the management fee includes an adjustment computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper, Inc. See the expense table under "Fees and Expenses" for the Fund's corresponding Lipper Index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment. In certain circumstances, the Fund's Board may approve a change in the Lipper Index. For RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners
VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund, Seligman
VP - Smaller-Cap Value Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. For RiverSource VP - Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.



 72 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:



For RiverSource Partners Variable Portfolio - Fundamental Value Fund, RiverSource Partners Variable Portfolio - Select Value Fund and RiverSource Partners Variable Portfolio - Small Cap Value Fund: RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. The Subadvisers manage the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund.



Each Subadviser manages its portion of the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund. For RiverSource Partners Variable
Portfolio - Select Value Fund and RiverSource Partners Variable
Portfolio - Small Cap Value Fund, new investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.



RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND




DAVIS
Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for the Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.


RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND




SYSTEMATIC
Systematic, which has served as Subadviser to the Fund since September 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:

RONALD M. MUSHOCK, CFA, PORTFOLIO MANAGER
Ron is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors.

Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E - Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an MBA in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a BS in finance.

D. KEVIN MCCREESH, CFA, CHIEF INVESTMENT OFFICER
Kevin is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi, Systematic's Chief Executive Officer, at Mitchell Hutchins. Joe developed Systematic's investment process about 20 years ago.

Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an MBA in financial management from Drexel University and a BS in geology from the University of Delaware.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    73 p

WEDGE
WEDGE, which has served as Subadviser to the Fund since September 2006, is located at 301 South College Street, Suite 2920, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:

R. Michael James, General Partner, has thirty-five years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, North Carolina, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College.

Peter F. Bridge, General Partner, has twenty-six years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.

Paul M. VeZolles, CFA, General Partner, has twenty-three years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $15.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University. Paul is a member of the CFA North Carolina Society.


RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND




BARROW HANLEY
Barrow Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow Hanley are:

- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 37 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 33 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

DENVER INVESTMENTS
Denver Investments, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, CO. Denver Investments, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund's investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.


- Kris Herrick, CFA, Partner, Director of Value Research, Portfolio Manager.
  Mr. Herrick joined Denver Investments' Value team in 2000. He has ten years of investment experience. Prior to joining Denver Investments, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.



- Troy Dayton, CFA, Partner, Portfolio Manager, Analyst. Mr. Dayton joined Denver Investment Advisors as a Research Analyst with the Value team in 2002. He has 11 years of investment experience. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank's Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.




 74 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Mark Adelmann, CFA, C.P.A., Partner, Portfolio Manager, Analyst. Mr. Adelmann joined the Value team in 1995. He has 26 years of professional experience. Prior to joining Denver Investments, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann is a Chartered Financial Analyst charterholder and a member of the CFA Institute and the CFA Society of Colorado.



- Derek Anguilm, CFA, Partner, Portfolio Manager, Analyst. Mr. Anguilm joined Denver Investments in 2000. He has eight years of investment experience. Prior to joining Denver Investments, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.



- Lisa Z. Ramirez, CFA, Vice President, Portfolio Manager, Analyst. Ms. Ramirez started with Denver Investments as a Portfolio Administrator in 1993. After successfully completing the CFA program in 1997, Lisa moved into Growth equity research. Lisa joined the Value team in 2005. She received a BS from the University of Colorado at Denver and MBA from Regis University. Ms. Ramirez holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.


DONALD SMITH
Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

RIVER ROAD
River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:

- James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value, Small-Mid Cap Value, and Dividend All-Cap Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 35 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

- R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value and Small-Mid Cap Value Portfolios. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    75 p

- Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value, Small-Mid Cap Value and Dividend All-Cap Value Portfolios. Mr. Sanders has 18 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

TURNER
Turner, which has served as Subadviser to the Fund since June 2008, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Turner are:

- David Kovacs, CFA, Chief Investment Officer - Quantitative Strategies and Lead Manager - Quantitative Strategies. David Kovacs is the chief investment officer of quantitative strategies at Turner Investment Partners. Mr. Kovacs developed the quantitative research model that is currently used by the firm. He has worked at Turner since 1998 and has nineteen years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame with a dual major in finance and accounting, which is also where he received his dual major bachelor's degree in mathematics and computer science. He is a member of CFA Institute and CFA Society of Philadelphia.

- Jennifer C. Boden, Quantitative Analyst/Portfolio Manager, Co-
  Manager - Quantitative Strategies. Jennifer K. Clark is a quantitative analyst/portfolio manager at Turner Investment Partners. Ms. Boden is co-manager of Turner's quantitative equity strategies. She joined Turner in 2006 and has seven years of investment experience. Prior to joining Turner Investment Partners, Ms. Boden was employed with ACE USA. Ms. Boden received her BS in mathematics with a concentration in actuarial science from Pennsylvania State University. She is an affiliate member of CFA Institute and CFA Society of Philadelphia.


RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND


The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.


- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.



 76 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.


- Sector Leader of investment grade credit sector team.


- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.


- Sector Manager on high yield fixed income sector team.


- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.


- Sector Leader of liquid and structured assets sector team.


- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.


The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.



RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND


Tom Murphy, CFA, Portfolio Manager

- Co-managed the Fund since 2002.


- Sector Leader of investment grade credit sector team.


- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 2008.


- Sector Manager on high yield fixed income sector team.


- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.


- Sector Leader of liquid and structured assets sector team.


- Joined RiverSource Investments in 2008.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    77 p

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.


The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.



RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND


Warren Spitz, Senior Portfolio Manager


- Managed the Fund since 2000.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.


RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND


Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.



 78 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

- Ph.D., MIT.


RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND


Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2000.


- Sector Leader of global fixed income sector team.


- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.


RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND


Margaret Brandt, Portfolio Manager

- Managed the Fund since 2009.


- Sector Manager on liquid and structured assets sector team.


- Joined RiverSource Investments and began investment career in 1994.

- MBA, University of St. Thomas.

Nicholas Pifer, CFA, Portfolio Manager

- Co-managed the Fund since 2005.


- Sector Leader of global fixed income sector team.


- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

Todd White, Portfolio Manger

- Managed the Fund since 2009.


- Sector Leader of liquid and structured assets sector team.


- Joined RiverSource Investments in 2008.


- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities business, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000-2004.


- Began investment career in 1986.

- BS, Indiana University.


RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND


Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 1999.


- Sector Manager on high yield fixed income sector team.


- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.


RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND


Brian Lavin, CFA, Portfolio Manager

- Managed the Fund since 2004.


- Sector Manager on high yield fixed income sector team.


- Joined RiverSource Investments in 1994 as a high yield analyst.

- Began investment career in 1986.

- MBA, University of Wisconsin - Milwaukee.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    79 p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND


John K. Schonberg, CFA, Senior Portfolio Manager

- Managed the Fund since Oct. 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.


RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND


Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.


RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND


Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since January 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.



 80 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.

Georgios Vetoulis, Ph.D., Senior Equity Analyst

- Managed the Fund since January 2009.

- Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.


RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND


John G. McColley, Portfolio Manager

- Managed the Fund since 2009.


- Sector Manager on liquid and structured assets sector team.


- Joined RiverSource Investments in 1985.

- Began investment career in 1984.

- BS, Carlson School of Management, University of Minnesota.

Todd White, Portfolio Manager

- Managed the Fund since 2008.


- Sector Leader of liquid and structured assets sector team.


- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.


SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND


Erik J. Voss, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Voss was Vice President and Managing Director of Seligman.

- Prior to joining Seligman in 2006, Mr. Voss worked at Wells Capital Management since 2000, most recently as the Portfolio Manager for the Endeavor Select Fund, a concentrated large-cap growth fund and the Endeavor Large Cap Growth Fund. Mr. Voss also managed an all-cap portfolio. Prior to then, Mr. Voss spent three years at Conseco Capital Management where he was sole Portfolio Manager on Conseco 20, an aggressive growth, concentrated, mid-cap portfolio. From 1993 to 1996, he was an Equity Analyst with Gardner Lewis Asset Management.

- Began investment career in 1990 as a Stockbroker with Stuart James Company in 1990.

- MS, University of Wisconsin.


SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND


Neil T. Eigen, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

- BS, New York University.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    81 p

Richard S. Rosen, Portfolio Manager

- Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

- MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.


SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND


Neil T. Eigen, Portfolio Manager

- Managed the Fund since Dec. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

- BS, New York University.

Richard S. Rosen, Portfolio Manager

- Managed the Fund since Dec. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

- MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.


For Threadneedle Variable Portfolio - Emerging Markets Fund and Threadneedle Variable Portfolio - International Opportunity Fund, RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.



Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.




THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND





THREADNEEDLE

Julian A.S. Thompson, Portfolio Manager

- Managed the Fund since 2000.

- Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

- BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

- Deputy Managed the Fund since 2003.

- Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

- BA (Hons) Oxford University 1996.


THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND





THREADNEEDLE

Alex Lyle, Portfolio Manager

- Head of managed funds.



 82 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Managed the Fund since 2003.

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

- Began investment career in 1980.

- MA, Oxford University.

Esther Perkins, CFA, Deputy Portfolio Manager

- Head of EAFE Equities.

- Deputy managed the Fund since 2008.

- Joined Threadneedle in 2008 as a fund manager.

- Began investment career in 1998 as an equity trader at Goldman Sachs International, 1998 - 2003. From 2004 - 2008, she was an Investment Director at Standard Life Investments, managing global portfolios.

- BA, Oxford University; MA, University of Pennsylvania; MBA, Wharton Business School.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


ADDITIONAL SERVICES AND COMPENSATION


In addition to acting as the Fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the Funds.



Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource Variable Portfolio Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."





Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the RiverSource Variable Portfolio Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor uses these fees to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.



Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource Variable Portfolio Funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation may pay a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders (contract owners).


The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

The RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). RiverSource Investments and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including these Funds as investment options in the products. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. The amount of payment from sponsors of unaffiliated funds or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.




                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    83 p

POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.


ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The RiverSource Funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts or life insurance policies (contract owners), and, if available to you, are described in your annuity contract or life insurance policy prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.



Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.


Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.




 84 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

BUYING AND SELLING SHARES

PRICING AND VALUING OF FUND SHARES


The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized cost, which approximates market value, as explained in the SAI. For all other Funds, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.



When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of investments held by the Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.



Foreign investments are valued in U.S. dollars. Some of a Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.


PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    85 p

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Funds, other than RiverSource Partners Variable Portfolio - Fundamental Value Fund, RiverSource Partners Variable Portfolio - Select Value Fund, RiverSource Partners Variable Portfolio - Small Cap Value Fund, RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, Seligman Variable Portfolio - Growth Fund, Seligman Variable
Portfolio - Larger-Cap Value Fund and Seligman Variable Portfolio - Smaller-Cap Value Fund (the non-RIC Funds) will each distribute to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. The non-RIC Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.



 86 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER DEC. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE DEC. 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS.



RiverSource Partners VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                                   PERIOD ENDED  YEAR ENDED
                                                              YEAR ENDED DEC. 31,    DEC. 31,     AUG. 31,
                                                                2008        2007      2006(b)      2006(c)
Net asset value, beginning of period                            $11.20     $10.92     $10.03       $10.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .06        .11        .03          .02
Net gains (losses) (both realized and unrealized)                (4.35)       .30        .91         (.03)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                 (4.29)       .41        .94         (.01)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.00)(d)   (.11)      (.02)        (.02)
Distributions from realized gains                                 (.09)      (.02)      (.02)          --
Tax return of capital                                               --         --       (.01)          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                               (.09)      (.13)      (.05)        (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $6.82     $11.20     $10.92       $10.03
-----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $842       $786       $397         $232
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(e),(f)      1.06%       .99%      1.02%(g)     1.15%(g)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(f),(h)       1.03%       .99%      1.02%(g)     1.07%(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      .81%      1.03%       .83%(g)     1.27%(g)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            18%        12%         3%           3%
-----------------------------------------------------------------------------------------------------------
Total return(i)                                                (38.58%)     3.84%      9.30%(j)     (.05%)(j)
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(j) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    87 p

RiverSource Partners VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005   2004(c)
Net asset value, beginning of period                     $10.69      $11.37     $11.72     $11.45   $9.95   $9.98
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .16         .11        .04        .25     .05     .02
Net gains (losses) (both realized and unrealized)         (4.05)        .59        .79        .44    1.55    (.03)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (3.89)        .70        .83        .69    1.60    (.01)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         --        (.13)      (.03)      (.25)   (.05)   (.02)
Distributions from realized gains                          (.08)      (1.25)     (1.15)      (.17)   (.05)     --
------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.08)      (1.38)     (1.18)      (.42)   (.10)   (.02)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $6.72      $10.69     $11.37     $11.72  $11.45   $9.95
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $12         $27        $28        $27     $23      $9
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                              4.35%       2.09%      1.22%(f)   1.19%   1.17%   1.97%(f)
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)                          1.14%       1.05%      1.09%(f)   1.08%   1.15%   1.15%(f)
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              1.57%        .88%       .95%(f)   2.19%    .45%    .50%(f)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     96%         93%       112%        35%     31%     13%
------------------------------------------------------------------------------------------------------------------
Total return(h)                                         (36.58%)      6.03%      7.13%(i)   6.17%  16.18%   (.11%)(i)
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.



 88 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource Partners VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                         2008         2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                    $13.63       $14.89     $15.06     $14.46  $13.10  $11.39
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08          .11        .02        .06     .02    (.02)
Net gains (losses) (both realized and unrealized)        (4.26)        (.81)      1.46       1.61    2.53    1.92
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                         (4.18)        (.70)      1.48       1.67    2.55    1.90
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)        (.12)      (.02)      (.06)   (.01)     --
Distributions from realized gains                         (.46)        (.44)     (1.63)     (1.01)  (1.18)   (.19)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (.47)        (.56)     (1.65)     (1.07)  (1.19)   (.19)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.98       $13.63     $14.89     $15.06  $14.46  $13.10
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $916       $1,024       $619       $549    $412    $229
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                             1.27%        1.28%      1.32%(e)   1.28%   1.28%   1.27%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)                         1.22%        1.23%      1.26%(e)   1.24%   1.28%   1.27%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .84%         .73%       .48%(e)    .41%    .12%   (.20%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    76%          58%        23%       102%     65%     84%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                        (31.57%)(h)   (4.90%)     9.99%(h)  12.28%  20.02%  16.78%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    89 p

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $15.09      $15.61     $15.44     $15.18  $14.17  $13.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .46         .43        .13        .41     .35     .31
Net gains (losses) (both realized and unrealized)         (4.72)       (.16)      1.04        .72    1.02    1.17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (4.26)        .27       1.17       1.13    1.37    1.48
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.03)       (.45)      (.10)      (.41)   (.36)   (.31)
Distributions from realized gains                          (.91)       (.34)      (.90)      (.46)     --      --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.94)       (.79)     (1.00)      (.87)   (.36)   (.31)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.89      $15.09     $15.61     $15.44  $15.18  $14.17
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $921      $1,731     $2,071     $2,046  $2,437  $2,664
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                      .71%        .80%       .84%(e)    .77%    .82%    .78%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              3.27%       2.65%      2.43%(e)   2.63%   2.34%   2.16%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 131%        118%        38%       130%    131%    133%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                         (29.92%)      1.74%      7.73%(h)   7.76%   9.68%  11.39%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 82% for the year ended Dec. 31, 2008.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



 90 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                                PERIOD ENDED
                                                         YEAR ENDED DEC. 31,      DEC. 31,    YEAR ENDED AUG. 31,
                                                            2008         2007      2006(b)     2006   2005   2004
Net asset value, beginning of period                        $1.00        $1.00      $1.00     $1.00  $1.00  $1.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .02          .05        .02       .04    .02     --
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.02)        (.05)      (.02)     (.04)  (.02)    --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.00        $1.00      $1.00     $1.00  $1.00  $1.00
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $1,673       $1,338     $1,055      $999   $688   $773
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                        .62%         .60%       .60%(e)   .67%   .70%   .69%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                2.27%        4.72%      4.66%(e)  4.01%  1.88%   .47%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                             2.31%(g)     4.75%      1.54%(h)  4.01%  1.92%   .48%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57%.
(h) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    91 p

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                              PERIOD ENDED
                                                       YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008         2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $10.50       $10.47     $10.39     $10.66  $10.62  $10.40
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .50          .50        .16        .43     .39     .38
Net gains (losses) (both realized and unrealized)         (1.15)         .03        .08       (.27)    .06     .22
------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (.65)         .53        .24        .16     .45     .60
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.05)        (.49)      (.16)      (.43)   (.41)   (.38)
Tax return of capital                                        --         (.01)        --         --      --      --
------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.05)        (.50)      (.16)      (.43)   (.41)   (.38)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.80       $10.50     $10.47     $10.39  $10.66  $10.62
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $4,480       $4,353     $2,745     $2,325  $1,824  $1,696
------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                      .72%         .74%       .74%(e)    .80%    .82%    .81%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              4.77%        4.79%      4.57%(e)   4.15%   3.65%   3.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    231%(f)      289%       109%       292%    293%    295%
------------------------------------------------------------------------------------------------------------------
Total return(g)                                          (6.32%)       5.20%      2.32%(h)   1.58%   4.27%   5.84%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the year ended Dec. 31, 2008.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



 92 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $16.24      $15.48     $15.09     $13.83  $11.17   $9.65
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .23         .24        .07        .23     .20     .17
Net gains (losses) (both realized and unrealized)         (6.35)        .98       1.33       1.80    2.65    1.51
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (6.12)       1.22       1.40       2.03    2.85    1.68
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.01)       (.25)      (.05)      (.22)   (.19)   (.16)
Distributions from realized gains                         (1.27)       (.21)      (.96)      (.55)     --      --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.28)       (.46)     (1.01)      (.77)   (.19)   (.16)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $8.84      $16.24     $15.48     $15.09  $13.83  $11.17
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $2,765      $4,079     $3,446     $2,877  $1,679    $843
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                      .86%        .86%       .91%(e)    .91%    .84%    .86%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              2.03%       1.47%      1.39%(e)   1.61%   1.66%   1.77%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     41%         29%         5%        27%     25%     19%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                         (40.47%)      8.02%      9.37%(g)  15.19%  25.59%  17.53%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    93 p

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                              PERIOD ENDED
                                                       YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008         2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $11.32       $10.90     $10.79     $11.02  $10.82  $10.40
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .42          .38        .12        .30     .34     .35
Net gains (losses) (both realized and unrealized)          (.46)         .44        .11       (.17)    .39     .73
------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (.04)         .82        .23        .13     .73    1.08
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.77)        (.40)      (.12)      (.31)   (.53)   (.66)
Distributions from realized gains                          (.01)          --         --       (.05)     --      --
------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.78)        (.40)      (.12)      (.36)   (.53)   (.66)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.50       $11.32     $10.90     $10.79  $11.02  $10.82
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $1,439       $1,328       $782       $692    $575    $409
------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                      .97%        1.00%      1.00%(e)   1.06%   1.08%   1.08%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              3.56%        3.45%      3.22%(e)   2.85%   2.63%   2.76%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     62%          69%        20%        65%     79%    105%
------------------------------------------------------------------------------------------------------------------
Total return(f)                                           (.44%)       7.65%      2.15%(g)   1.27%   6.75%  10.57%
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.



 94 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Global Inflation Protected Securities Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                                  PERIOD ENDED
                                                          YEAR ENDED DEC. 31,       DEC. 31,        YEAR ENDED AUG. 31,
                                                             2008         2007       2006(b)      2006        2005(c)
Net asset value, beginning of period                        $10.28        $9.76      $10.04      $10.19        $10.00
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .43          .52         .06         .47           .32
Net gains (losses) (both realized and unrealized)             (.40)         .24        (.10)       (.26)          .19
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               .03          .76        (.04)        .21           .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.25)        (.24)       (.24)       (.34)         (.32)
Distributions from realized gains                               --           --          --        (.02)           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (.25)        (.24)       (.24)       (.36)         (.32)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.06       $10.28       $9.76      $10.04        $10.19
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $983         $820        $582        $403          $116
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                  .73%         .74%        .72%(f)     .77%          .87%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)                              .72%         .72%        .72%(f)     .72%          .75%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 3.95%        4.50%       1.09%(f)    4.23%         3.42%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        54%          80%         --%         75%           29%
-------------------------------------------------------------------------------------------------------------------------
Total return(h)                                               .14%        7.93%       (.49%)(i)   2.18%         5.22%(i)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    95 p

RiverSource VP - Growth Fund (Effective May 1, 2009 - Seligman VP - Growth Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                              PERIOD ENDED
                                                       YEAR ENDED DEC. 31,      DEC. 31,     YEAR ENDED AUG. 31,
                                                           2008         2007     2006(b)     2006   2005    2004
Net asset value, beginning of period                       $7.65       $7.50      $6.93     $6.61   $5.69  $5.45
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .10         .08        .01       .06     .03    .02
Net gains (losses) (both realized and unrealized)          (3.48)        .15        .57       .33     .91    .24
----------------------------------------------------------------------------------------------------------------
Total from investment operations                           (3.38)        .23        .58       .39     .94    .26
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)       (.08)      (.01)     (.07)   (.02)  (.02)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.25       $7.65      $7.50     $6.93   $6.61  $5.69
----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $275        $627       $640      $612    $392   $261
----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                       .75%        .89%      1.01%(e)   .91%    .92%   .85%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               1.36%       1.01%       .59%(e)  1.04%    .42%   .27%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     150%        116%        30%      156%    154%   192%
----------------------------------------------------------------------------------------------------------------
Total return(f)                                          (44.35%)      3.07%      8.27%(g)  5.79%  16.74%  4.64%
----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.



 96 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - High Yield Bond Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                      $6.48       $6.85      $6.68      $6.76   $6.60   $6.22
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .66         .50        .16        .47     .44     .47
Net gains (losses) (both realized and unrealized)         (2.28)       (.37)       .19       (.09)    .16     .38
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (1.62)        .13        .35        .38     .60     .85
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.02)       (.50)      (.18)      (.46)   (.44)   (.47)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $4.84       $6.48      $6.85      $6.68   $6.76   $6.60
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $522      $1,032     $1,216     $1,192  $1,246  $1,130
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                      .89%        .87%       .88%(e)    .87%    .83%    .82%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              8.84%       7.38%      7.35%(e)   7.02%   6.58%   7.30%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     58%         84%        29%       106%    106%    139%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                         (25.19%)      1.86%      5.43%(g)   5.76%   9.31%  14.03%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    97 p

RiverSource VP - Income Opportunities Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005   2004(c)
Net asset value, beginning of period                      $9.86      $10.32     $10.08     $10.39  $10.29    $9.93
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .69         .70        .22        .64     .59      .15
Net gains (losses) (both realized and unrealized)         (2.54)       (.44)       .24       (.26)    .18      .36
------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (1.85)        .26        .46        .38     .77      .51
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.02)       (.68)      (.22)      (.64)   (.59)    (.15)
Distributions from realized gains                            --        (.02)        --       (.05)   (.08)      --
Tax return of capital                                        --        (.02)        --         --      --       --
------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.02)       (.72)      (.22)      (.69)   (.67)    (.15)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $7.99       $9.86     $10.32     $10.08  $10.39   $10.29
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $755        $736       $409       $259     $45      $16
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                               .92%        .91%       .90%(f)    .96%   1.03%    1.55%(f)
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)                           .92%        .91%       .90%(f)    .96%    .99%     .99%(f)
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              8.04%       6.89%      6.72%(f)   6.39%   5.69%    6.03%(f)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     76%         98%        29%        87%     93%      36%
------------------------------------------------------------------------------------------------------------------
Total return(h)                                         (18.82%)      2.65%      4.66%(i)   3.76%   7.73%    5.17%(i)
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.



 98 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Large Cap Equity Fund (Effective May 1, 2009 - RiverSource VP - Dynamic Equity Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $25.27      $25.04     $22.91     $21.48  $19.32  $18.04
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .38         .35        .09        .29     .24     .14
Net gains (losses) (both realized and unrealized)        (10.22)        .39       2.10       1.43    2.15    1.28
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (9.84)        .74       2.19       1.72    2.39    1.42
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.04)       (.34)      (.06)      (.29)   (.23)   (.14)
Distributions from realized gains                         (2.13)       (.17)        --         --      --      --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (2.17)       (.51)      (.06)      (.29)   (.23)   (.14)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $13.26      $25.27     $25.04     $22.91  $21.48  $19.32
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $1,349      $3,023     $3,737     $3,733  $2,510  $2,535
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                      .72%        .86%       .83%(e)    .82%    .80%    .85%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              1.77%       1.29%      1.16%(e)   1.30%   1.13%    .72%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    109%         66%        21%        85%    132%    114%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                         (42.16%)      2.93%      9.59%(g)   8.02%  12.42%   7.87%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.



                     RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    99 p

RiverSource VP - Large Cap Value Fund (Effective May 1, 2009 - Seligman VP - Larger-Cap Value Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005   2004(c)
Net asset value, beginning of period                     $11.12      $12.23     $11.71     $10.99  $10.00    $9.99
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .21         .17        .05        .17     .14      .05
Net gains (losses) (both realized and unrealized)         (4.52)       (.22)      1.13        .98    1.06      .02
------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (4.31)       (.05)      1.18       1.15    1.20      .07
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.01)       (.17)      (.05)      (.17)   (.14)    (.06)
Distributions from realized gains                          (.21)       (.89)      (.61)      (.26)   (.07)      --
------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.22)      (1.06)      (.66)      (.43)   (.21)    (.06)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $6.59      $11.12     $12.23     $11.71  $10.99   $10.00
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $10         $22        $25        $21     $15       $7
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                              1.28%       1.08%      1.23%(f)   1.20%   2.55%    2.85%(f)
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)                           .93%       1.04%      1.05%(f)   1.02%   1.05%    1.05%(f)
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              2.08%       1.35%      1.33%(f)   1.55%   1.37%    1.03%(f)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     75%         39%        13%        49%     52%      24%
------------------------------------------------------------------------------------------------------------------
Total return(h)                                         (39.46%)      (.46%)    10.15%(i)  10.75%  12.04%     .69%(i)
------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.



 100 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Mid Cap Growth Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $12.85      $11.42     $10.96     $12.43  $10.11  $10.09
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .00(c)     (.02)       .03       (.01)   (.04)   (.05)
Net gains (losses) (both realized and unrealized)         (5.74)       1.58        .91       (.44)   2.36     .07
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (5.74)       1.56        .94       (.45)   2.32     .02
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        .00(c)     (.01)      (.03)        --      --      --
Distributions from realized gains                          (.07)       (.12)      (.45)     (1.02)     --      --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.07)       (.13)      (.48)     (1.02)     --      --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $7.04      $12.85     $11.42     $10.96  $12.43  $10.11
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $256        $593       $690       $709    $255    $225
-----------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                      .88%        .86%       .88%(f)    .92%    .82%    .85%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              (.01%)      (.12%)      .70%(f)   (.14%)  (.32%)  (.49%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     70%         93%        24%        43%     34%     25%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                         (44.84%)     13.74%      8.54%(h)  (4.43%) 23.03%    .13%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    101 p

RiverSource VP - Mid Cap Value Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                                 PERIOD ENDED
                                                         YEAR ENDED DEC. 31,       DEC. 31,        YEAR ENDED AUG. 31,
                                                            2008         2007       2006(b)           2006        2005(c)
Net asset value, beginning of period                       $14.60       $13.49      $12.65           $11.42        $10.15
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .08          .10         .05              .09           .01
Net gains (losses) (both realized and unrealized)           (5.52)        1.29         .98             1.27          1.28
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (5.44)        1.39        1.03             1.36          1.29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           --         (.11)       (.05)            (.09)         (.02)
Distributions from realized gain                            (2.82)        (.17)       (.14)            (.04)           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (2.82)        (.28)       (.19)            (.13)         (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $6.34       $14.60      $13.49           $12.65        $11.42
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $247         $355        $370             $228            $7
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.04%        1.03%       1.07%(f)         1.44%         2.97%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)                            1.04%        1.03%       1.07%(f)         1.11%         1.08%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.01%         .72%       1.23%(f)         1.02%          .62%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       47%          77%          4%              60%            7%
-------------------------------------------------------------------------------------------------------------------------
Total return(h)                                           (45.10%)      10.35%       8.07%(i)        11.93%        12.70%(i)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.



 102 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - S&P 500 Index Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                            PERIOD ENDED
                                                    YEAR ENDED DEC. 31,       DEC. 31,        YEAR ENDED AUG. 31,
                                                        2008         2007      2006(b)      2006     2005     2004
Net asset value, beginning of period                    $9.83       $9.59       $8.85      $8.30     $7.54    $6.88
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .16         .15         .04        .13       .13      .09
Net gains (losses) (both realized and
 unrealized)                                            (3.69)        .33         .77        .57       .76      .66
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (3.53)        .48         .81        .70       .89      .75
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.01)       (.17)       (.03)      (.13)     (.13)    (.09)
Distributions from realized gains                        (.33)       (.07)       (.04)      (.02)       --       --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.34)       (.24)       (.07)      (.15)     (.13)    (.09)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.96       $9.83       $9.59      $8.85     $8.30    $7.54
-------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $193        $380        $392       $367      $367     $283
-------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                             .54%        .52%        .51%(e)    .53%      .56%     .57%
-------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)                         .51%        .50%(g)     .50%(e)    .50%      .50%     .49%
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            1.79%       1.48%       1.44%(e)   1.46%     1.65%    1.21%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4%          4%          2%         6%        5%      --%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                                       (37.10%)      5.01%       9.27%(i)   8.38%(j) 11.98%   10.84%
-------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.
(j) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.



                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    103 p

RiverSource VP -  Short Duration U.S. Government Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                     YEAR ENDED DEC. 31,       DEC. 31,        YEAR ENDED AUG. 31,
                                                        2008         2007       2006(b)      2006     2005     2004
Net asset value, beginning of period                   $10.23       $10.13      $10.11      $10.21   $10.34   $10.46
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .32          .42         .13         .36      .27      .25
Net gains (losses) (both realized and
 unrealized)                                             (.58)         .10         .02        (.10)    (.13)    (.07)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (.26)         .52         .15         .26      .14      .18
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.02)        (.42)       (.13)       (.36)    (.27)    (.25)
Distributions from realized gains                          --           --          --          --       --     (.05)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.02)        (.42)       (.13)       (.36)    (.27)    (.30)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.95       $10.23      $10.13      $10.11   $10.21   $10.34
--------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $503         $483        $457        $463     $484     $506
--------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                    .79%         .79%        .77%(e)     .82%     .83%     .82%
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            3.19%        4.17%       3.97%(e)    3.55%    2.67%    2.36%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                               314%         213%         58%        236%     171%     135%
--------------------------------------------------------------------------------------------------------------------
Total return(g)                                        (2.64%)       5.33%       1.55%(h)    2.61%    1.43%    1.70%
--------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 190% for the year ended Dec. 31, 2008.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



 104 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Small Cap Advantage Fund (Effective May 1, 2009 - Seligman VP - Smaller-Cap Value Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $11.80      $13.03     $13.80     $15.11  $12.64  $11.25
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02         .01        .01         --    (.04)   (.05)
Net gains (losses) (both realized and unrealized)         (4.23)       (.52)      1.11        .61    3.14    1.44
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (4.21)       (.51)      1.12        .61    3.10    1.39
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         --        (.02)      (.01)        --      --      --
Distributions from realized gains                         (1.10)       (.70)     (1.88)     (1.92)   (.63)     --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.10)       (.72)     (1.89)     (1.92)   (.63)     --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $6.49      $11.80     $13.03     $13.80  $15.11  $12.64
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $68        $161       $220       $218    $235    $184
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                              1.06%       1.01%      1.08%(e)   1.06%   1.07%   1.10%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)                           .96%       1.01%      1.08%(e)   1.06%   1.07%   1.10%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               .19%        .06%       .22%(e)   (.02%)  (.28%)  (.42%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    269%        150%        74%       132%    112%    104%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                         (38.59%)     (4.19%)     8.14%(h)   4.40%  24.88%  12.40%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    105 p

Threadneedle VP - Emerging Markets Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $22.49      $17.35     $16.32     $13.14   $9.80   $8.44
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .16         .14       (.02)       .09     .06     .09
Net gains (losses) (both realized and unrealized)        (10.66)       6.11       3.21       3.85    3.72    1.39
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                         (10.50)       6.25       3.19       3.94    3.78    1.48
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.12)       (.11)        --       (.06)   (.06)   (.12)
Distributions from realized gains                         (3.11)      (1.00)     (2.16)      (.70)   (.38)     --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (3.23)      (1.11)     (2.16)      (.76)   (.44)   (.12)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $8.76      $22.49     $17.35     $16.32  $13.14   $9.80
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $713        $962       $548       $427    $192     $46
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                              1.61%       1.50%      1.51%(e)   1.54%   1.55%   1.67%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)                          1.61%       1.50%      1.51%(e)   1.54%   1.55%   1.61%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              1.06%        .73%      (.36%)(e)   .68%    .58%    .65%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    140%        124%        46%       146%    120%    117%
-----------------------------------------------------------------------------------------------------------------
Total return(g)                                         (53.71%)     38.11%     20.17%(h)  30.97%  39.60%  17.63%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.



 106 p    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Threadneedle VP - International Opportunity Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                             PERIOD ENDED
                                                      YEAR ENDED DEC. 31,      DEC. 31,      YEAR ENDED AUG. 31,
                                                          2008        2007      2006(b)     2006    2005    2004
Net asset value, beginning of period                     $14.71      $13.19     $12.24     $10.02   $8.23   $7.19
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .27         .13        .02        .12     .11     .08
Net gains (losses) (both realized and unrealized)         (6.12)       1.53       1.04       2.27    1.80    1.05
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                          (5.85)       1.66       1.06       2.39    1.91    1.13
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.28)       (.14)      (.10)      (.17)   (.12)   (.09)
Tax return of capital                                        --          --       (.01)        --      --      --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                        (.28)       (.14)      (.11)      (.17)   (.12)   (.09)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $8.58      $14.71     $13.19     $12.24  $10.02   $8.23
-----------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $535      $1,195     $1,311     $1,266  $1,184    $974
-----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                     1.15%       1.01%      1.08%(e)   1.12%   1.04%    .98%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              2.21%        .94%       .55%(e)   1.04%   1.19%    .99%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     61%         94%        20%        74%     90%    142%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                         (40.43%)     12.68%      8.72%(g)  23.82%  23.29%  15.77%
-----------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g) Not annualized.



                    RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    107 p

                         THIS PAGE LEFT BLANK INTENTIONALLY

                         THIS PAGE LEFT BLANK INTENTIONALLY

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474


Additional information about the Funds and their investments is available in the Funds' SAI and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected a Fund's performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at (888) 791-3380 or through the address listed above.


Since shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.


You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #: 811-22127

(RIVERSOURCE INVESTMENTS LOGO)                               S-6466-99 AD (5/09)